GENERAL (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended						9 Months Ended
	May 31, 2010	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2009	Apr. 30, 2013	Sep. 30, 2013 Mail Vision Affiliated Company [Member]	Apr. 01, 2013 Mail Vision Affiliated Company [Member]	Dec. 31, 2012 Mail Vision Affiliated Company [Member]	Sep. 30, 2013 Minimum [Member]
Equity Method Investment, Ownership Percentage								29.60%	29.20%	25.61%
Payments to Acquire Businesses, Gross		$ 395			$ 838	$ 8,418
Business Acquisition, Percentage of Voting Interests Acquired						59.70%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	40.30%
Business Combination, Consideration Transferred	1,733
Entity-Wide Revenue, Major Customer, Percentage			16.20%	12.70%							10.00%
Maximum Additional Earn-Out Paid							$ 120